Intangible Assets and Goodwill (Details) - 12 months ended Dec. 31, 2021 £ in Millions, $ in Millions	USD ($)	GBP (£)
Intangible Assets and Goodwill (Details) [Line Items]
Discount rates, description	+11.1%) in the UK CGU would result in impairment. A rise in the pre-tax discount rate above 24.9% (i.e. +2.9%) in the EU CGU would result in impairment. A rise in the pre-tax discount rate above 30.6% (i.e. +11.0%) in the Swipcar CGU would result in impairment. A rise in the pre-tax discount rate to 24.3%
Additional impairment charge (in Dollars) | $	$ 0.2
Gross margin percentage	1.00%
Growth rate percentage	1.00%
United kingdom [Member]
Intangible Assets and Goodwill (Details) [Line Items]
Recoverable amount (in Pounds)		£ 1,658.6
Percentage of pre-tax discount rate	15.70%
Growth rate percentage	2.00%
Recognized an impairment charge (in Pounds)		1,004.7
Europe [Member]
Intangible Assets and Goodwill (Details) [Line Items]
Recoverable amount (in Pounds)		300.1
Percentage of pre-tax discount rate	22.00%
Growth rate percentage	2.00%
Recognized an impairment charge (in Pounds)		106.5
Cazana [Member]
Intangible Assets and Goodwill (Details) [Line Items]
Recoverable amount (in Pounds)		4.6
Percentage of pre-tax discount rate	23.30%
Growth rate percentage	2.00%
Recognized an impairment charge (in Pounds)		5.5
Swipcar [Member]
Intangible Assets and Goodwill (Details) [Line Items]
Recoverable amount (in Pounds)		25.8
Percentage of pre-tax discount rate	19.60%
Growth rate percentage	2.00%
Recognized an impairment charge (in Pounds)		£ 21.0